UNITED STATES
SECURITIES AND EXCHANGE COMMISION
Washington, D.C.    20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2001

Institutional Investment Manager Filing This Report:
Name:		Messner & Smith Theme/Value Investment Management, Ltd.
Address:	530 B Street, Suite 300
		San Diego, CA        92101

SEC File Number:	801-24076

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing This Report on Behalf of Reporting Manager:

Name:	Ellis C. Smith
Title:	Principal/CAO
Phone:(619) 239-9049
Signature, Place, and Date of Signing:

	Ellis C. Smith		San Diego, California		November 14, 2001

Report Type:

13F Holdings Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
















FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:	        7,618,259

Form 13F Information Table Value Total:	      185,119,305








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Name of Issuer           Title    CUSIP     Market     Shares of      (a)Sole (b)Shared as (c)Shared Managers       V.Auth
         		 of Class Number    Value      Principal Amt.            defined in   Other                  Sole

AT&T Liberty Media Group  CS      1957208    8,897,849 700,618           X        Instr.V             M&S             X
Affiliated Managers Group CS      8252108   10,212,875 164,944           X                            M&S             X
American Int'l Grp.       CS      26874107     292,500   3,750           X                            M&S             X
AmerisourceBergen Corp.   CS      03071P102  6,863,774  96,741           X                            M&S             X
Atlas Air		  CS	  049164106  3,477,592 353,055           X         		      M&S             X
BJ's Wholesale            CS      05548J106  6,962,201 146,234           X                            M&S             X
BellSouth Corp.           CS      079860102    330,738   7,960           X                            M&S             X
Black Hills Corporation   CS      092113109    238,056   7,800           X                            M&S             X
Cablevision-Rainbow Media CS      12686C844  1,098,036  54,224           X                            M&S             X
Cablevision Systems Cl A  CS      12686C109  4,306,724 105,196           X                            M&S             X
Century Telephone         CS      156700106  2,526,939  75,431           X                            M&S             X
Chevron Corp.             CS      166751107    447,989   5,286           X                            M&S             X
Comcast Corp - Cl A       CS      200300101  1,472,445  41,419           X                            M&S             X
Comcast Corp-Special Cl A CS      200300200  5,412,783 150,900           X                            M&S             X
Compass BancShares        CS      20449H109  3,990,165 153,291           X                            M&S             X
Constellation Brands Inc. CS      21036P108    737,382  17,700           X                            M&S             X
Corus Entertainment       CS      220874101  1,290,478  78,544           X                            M&S             X
Exxon Mobile Corporation  CS      30231G102    365,632   9,280           X                            M&S             X
Forest Oil Corporation    CS      346091705  3,091,766 124,668           X                            M&S             X
General Electric          CS      369604103    446,400  12,000           X                            M&S             X
H.B. Fuller               CS      359694106    350,370   7,650           X                            M&S             X
Health Management Assoc.  CS      421933102  9,510,862 458,134           X                            M&S             X
Health Net Inc.           CS      42222G108  6,785,448 340,041           X                            M&S             X
Heartland Express Inc.    CS      422347104  7,821,968 340,234           X                            M&S             X
Imaging Mgmt Assoc        CS      45245B105         60  60,000           X                            M&S             X
Insight Communications    CS      45768V108  4,552,326 247,409           X                            M&S             X
Integral Systems          CS      45810H107    335,995  18,625           X                            M&S             X
Interpublic Grp Cos.      CS      460690100  3,439,766 168,616           X                            M&S             X
Jacobs Engineering Grp    CS      469814107  5,612,443  89,943           X                            M&S             X
Jefferson-Pilot           CS      475070108  5,583,886 125,537           X                            M&S             X
Lincare Holdings, Inc.    CS      532791100  7,259,721 273,230           X                            M&S             X
MGIC Investment           CS      552848103  7,498,026 114,754           X                            M&S             X
Montana Power             CS      612085100  2,148,384 409,216           X                            M&S             X
NiSource Industries       CS      65473P105  7,378,617 316,543           X                            M&S             X
PMI Group, Inc.           CS      69344M101  5,848,750  93,745           X                            M&S             X
Penn Treaty America       CS      707874103  1,047,632 367,590           X                            M&S             X
Pfizer Inc                CS      717081103    358,494   8,940           X                            M&S             X
Ross Stores               CS      778296103  7,504,439 256,562           X                            M&S             X
SBC Comn, Inc.            CS      78387G103    216,658   4,598           X                            M&S             X
SJW Corporation           CS      784305104    253,890   3,100           X                            M&S             X
Sharper Image Corp.       CS      820013100    376,980  41,200           X                            M&S             X
Shaw Communications Inc B CS      82028K200  6,892,229 340,357           X                            M&S             X
SouthWest Airlines        CS      844741108  4,671,825 314,813           X                            M&S             X
Southwest Water Co.       CS      845331107    161,947  11,445           X                            M&S             X
Sungard Data Systems      CS      867363103  7,440,844 318,393           X                            M&S             X
Symantec                  CS      871503108    251,200 101,958           X                            M&S             X
Tribune Co.               CS      896047107    320,080   8,000           X                            M&S             X
WellPoint Health Networks CS      94973H108  7,832,931  71,763           X                            M&S             X
Franklin USGovt SecuritiesMF      353496607     93,352  13,471           X                            M&S             X
MuniVest Fund             MF      626295109    351,232  39,200           X                            M&S             X
Templeton Global Govt.Inc.MF      879929107    326,559  54,700           X                            M&S             X
Dresdner RCM Global Strat.MF      26157B101    107,688  16,267           X                            M&S             X
COLUMN TOTAL                               185,119,305 7,618,259
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